CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 312,509	₽ 311,250
Investment property	4,925	2,498
Right-of-use assets	120,192	132,343
Goodwill	55,694	42,819
Other intangible assets	109,549	100,132
Investments in associates and joint ventures	9,752	8,735
Other investments	7,539	4,591
Deferred tax assets	11,610	11,683
Accounts receivable, related parties	1,767	5,000
Trade accounts receivable	882	1,898
Bank deposits and loans to customers	138,199	118,342
Other financial assets	5,383	7,437
Other assets	4,046	5,790
Total non-current assets	782,047	752,518
CURRENT ASSETS:
Inventories	14,199	18,981
Trade and other receivables	37,176	37,897
Accounts receivable, related parties	2,643	2,287
Bank deposits and loans to customers	96,135	87,594
Short-term investments	24,422	28,972
Advances paid and prepaid expenses	8,160	3,452
VAT receivable	10,867	11,746
Income tax assets	785	2,021
Assets held for sale	273	549
Cash and cash equivalents	78,292	40,590
Other financial assets	24,015	27,349
Other assets	3,916	1,862
Total current assets	300,883	263,300
TOTAL ASSETS	1,082,930	1,015,818
EQUITY:
Common stock	200	200
Treasury stock	(92,307)	(96,195)
Additional paid-in capital	895	619
Retained earnings	69,742	94,935
Accumulated other comprehensive income	12,103	10,207
Equity attributable to owners of the Company	(9,367)	9,766
Non-controlling interests	5,750	4,838
Total equity	(3,617)	14,604
NON-CURRENT LIABILITIES:
Borrowings	368,393	350,300
Lease obligations	123,894	135,800
Bank deposits and liabilities	12,397	14,313
Deferred tax liabilities	17,759	17,901
Provisions	7,288	7,288
Contract liabilities	1,124	977
Other financial liabilities	3,464	180
Other liabilities	883	1,035
Total non-current liabilities	535,202	527,794
CURRENT LIABILITIES:
Trade and other payables	67,166	72,078
Accounts payable, related parties	1,451	4,107
Contract liabilities	26,082	22,621
Borrowings	117,747	111,839
Lease obligations	19,608	18,709
Bank deposits and liabilities	260,744	207,055
Income tax liabilities	3,150	768
Provisions	23,757	17,479
Other financial liabilities	2,985	202
Other liabilities	28,655	18,562
Total current liabilities	551,345	473,420
TOTAL EQUITY AND LIABILITIES	₽ 1,082,930	₽ 1,015,818